VOLUNTARY CHANGE IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Reconciliation of Earnings and Comprehensive Income
The Consolidated Financial Statements have been adjusted to reflect adjustments made as a result of these voluntary changes in accounting policies. There is no impact to the Consolidated Statements of Financial Position, Changes in Equity and Cash Flows for the current or any historic reporting period. The following table presents the impacts of the voluntary changes in accounting policies on the Consolidated Statements of Earnings and Comprehensive Income for each of the line items affected:
Reconciliation of the Consolidated Statements of Earnings and Comprehensive Income

For the year ended December 31, 2023	Previously reported	Policy change	Adjusted
($ millions)
Revenue	9,125	(2,794)	6,331
Cost of sales	6,580	(2,773)	3,807
Loss on commodity-related derivative financial instruments	21	(21)	—
Gross profit	2,840	—	2,840
Earnings before income tax	2,189	—	2,189